Sports Portfolio Acquisitions and Discontinued Operations - Schedule of Discontinued Operations (Details) - Discontinued Operations [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 17, 2025
Current assets:
Cash		€ 10		€ 268
Accounts receivable and other receivables, net		690
Trade and other receivables				730
Inventory		4		4
Deposits and prepayments		29		24
Total current assets		733		1,026
Non-current assets:
Property and equipment		1,327		1,003
Right-of-use assets, net		508		458
Goodwill		167		471
Intangible assets		1,783		1,336
Total assets		4,518		4,294
Current liabilities
Trade and other payables		1,974		1,973
Deferred revenue		229		16
Lease liabilities		68		33
Loan payable		75		77
Bank overdraft		339		324
Total current liabilities		2,685		2,423
Non-current liabilities
Trade and other payables		1,195		1,104
Lease liabilities		497		506
Loan payable		138		625
Total non-current liabilities		1,830		2,235
Total liabilities		4,515		4,658
Revenue	€ 972	1,693	€ 837
Operating expenses
Equity-based expenses and warrants
General and administrative expenses	1,599	3,008	2,460
Impairment of non-financial assets
Total operating expenses	1,599	3,008	2,460
Other income (expense):
Interest income (expense)	(22)	(65)	(51)
Other income	35	127	(17)
Net gain/loss on disposal of subsidiary	(97)
Total other expenses, net	(84)	62	(68)
Loss before income taxes	(711)	(1,253)	(1,691)
Provision for income taxes		41	41
Net loss	(711)	(1,212)	(1,732)
Net cash provided by (used in) operating activities from discontinued operations	(701)	9	(389)
Net cash provided by (used in) investing activities from discontinued operations	(33)	(208)	€ (989)
Net cash provided by (used in) financing activities from discontinued operations	€ 488	€ (137)
Net deficit				€ (364)